Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Related Party Transactions
Advances on account of the vessels' operating expenses	$ 32,118		$ 21,875
Due to executive officers shown under accounts payable	200		100
Manager
Related Party Transactions
Management fees incurred shown under General and administrative expenses	10,900	$ 9,200
Management commissions incurred shown under Voyage expenses	6,300	$ 3,500
Advances on account of the vessels' operating expenses	$ 32,100		$ 21,900